Consolidated statement of cash flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Cash flows from operating activities
Profit before tax		$ 4,318	$ 940	$ 12,407
Adjustments for non-cash items:
Depreciation, amortisation and impairment		3,095	8,997	1,522
Net gain from investing activities		(405)	(47)	(352)
Share of profits in associates and joint ventures		(958)	(1,030)	(1,324)
Gain on disposal of subsidiaries, businesses, associates and joint ventures		0	(101)	(828)
Change in expected credit losses gross of recoveries and other credit impairment charges		6,875	1,665	1,347
Provisions including pensions		277	1,411	1,012
Share-based payment expense		195	190	288
Other non-cash items included in profit before tax		(718)	(896)	(1,401)
Change in operating assets		11,185	9,818	(114,049)
Change in operating liabilities		134,734	(20,544)	136,627
Elimination of exchange differences	[1]	3,775	6,524	(10,266)
Dividends received from associates		120	463	170
Contributions paid to defined benefit plans		(335)	(380)	(153)
Tax paid		(2,373)	(920)	(1,347)
Net cash from operating activities		159,785	6,090	23,653
Cash flows from investing activities
Purchase of financial investments		(271,830)	(211,145)	(234,762)
Proceeds from the sale and maturity of financial investments		225,733	208,586	204,600
Net cash flows from the purchase and sale of property, plant and equipment		(447)	(811)	(532)
Net cash flows from purchase of customer and loan portfolios		244	683	435
Net investment in intangible assets		(957)	(1,338)	(951)
Net cash flow on (purchase)/disposal of subsidiaries, businesses, associates and joint ventures		(409)	(8)	(75)
Net cash from investing activities		(47,666)	(4,033)	(31,285)
Cash flows from financing activities
Cancellation of shares		0	(1,000)	0
Net sales/(purchases) of own shares for market-making and investment purposes		(48)	114	27
Redemption of preference shares and other equity instruments		(398)	0	0
Subordinated loan capital repaid		(1,538)	(72)	(4,138)
Dividends paid to shareholders of the parent company and non-controlling interests		(1,204)	(5,502)	(4,271)
Net cash from financing activities		(3,188)	(6,460)	(8,382)
Net increase/(decrease) in cash and cash equivalents		108,931	(4,403)	(16,014)
Cash and cash equivalents at the beginning of the period	[2]	293,742	296,723	312,911
Exchange differences in respect of cash and cash equivalents		(7,455)	1,422	(174)
Cash and cash equivalents at the end of the period	[2]	$ 395,218	$ 293,742	$ 296,723

[1]	1Adjustments to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	2At 31 December 2019, HSBC re-presented cash and cash equivalents to reflect a consistent global approach to these amounts. The net effect of these changes decreased cash and cash equivalents by $15.3bn at 30 June 2019.